GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes Company's Goodwill Balance
The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2020	December 31, 2019
Beginning balance	$9,046	$9,014
Foreign currency adjustment	1,177	32

Balance at the end of the year	$10,223	$9,046

License Costs and Other Intangible Assets
The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2020			As of December 31, 2019
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7-20 years	$225,835	$(140,849)	$84,986	$218,473	$(124,105)	$94,368
Subscriber relationships	7 years	13,485	(12,978)	507	12,589	(11,165)	1,424
Other	6-14 years	3,640	(3,640)	—	3,542	(3,542)	—

Total		$242,960	$(157,467)	$85,493	$234,604	$(138,812)	$95,792

Estimated Future Amortization Expense
Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2020, is as follows:

Years Ending December 31,
2021	$9,429
2022	8,389
2023	7,900
2024	7,898
2025	7,898
Thereafter	43,979

Total	$85,493